STOCK OPTIONS AND WARRANTS	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 11. STOCK OPTIONS AND WARRANTS

Stock Option Plans

2010 Equity Compensation Plan

On June 28, 2010, our Board of Directors authorized our 2010 Equity Compensation Plan covering 12,000,000 shares of common stock (the “Plan”).  The plan was approved by our stockholders on June 28, 2010.  The purpose of the plan is to enable us to offer to our employees, officers, directors and consultants whose past, present and/or potential contributions to our company have been or will be important to our success, an opportunity to acquire a proprietary interest in our company.  The 2010 Equity Compensation Plan is administered by our Board of Directors. Plan options may either be (i) incentive stock options (ISOs), (ii) non-qualified options (NSOs), (iii) awards of our common stock or (iv) rights to make direct purchases of our common stock which may be subject to certain restrictions.  Any option granted under the 2010 Equity Compensation Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant.  The plan further provides that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000.  The term of each plan option and the manner in which it may be exercised is determined by the Board of Directors or the compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant.  In the event of any stock split of our outstanding common stock, the Board of Directors in its discretion may elect to maintain the stated amount of shares reserved under the plan without giving effect to such stock split.  On June 12, 2012, the Company affected a 1 for 3 reverse stock split.  The Board of Directors did not adjust the shares eligible under the Plan.  Subject to the limitation on the aggregate number of shares issuable under the plan, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted.

On December 20, 2011, the Company issued 1,941,670 non-qualified five year options, and 401,668 five year incentive stock options under the 2010 equity compensation plan. The options were issued at $0.30 the fair market value at the date of grant. The Company used the Black-Scholes option pricing model to value the stock options. Included in the assumptions of this calculation, the Company used a risk-free rate of 0.88%  (based on the US Treasury note yield), five year maturity, volatility of 84.0% (based on the daily historical performance of a comparable Company’s stock), and a strike price of $0.30.

On December 22, 2011, the Company hired its Chief Financial Officer. As part of the agreement the Company granted to her under its 2010 Equity Compensation Plan incentive stock options to purchase an aggregate of 550,000 shares of the Company’s common stock at an exercise price of $0.36 , vesting as follows: options to purchase 183,334 shares vested on December 22, 2011, options to purchase an additional 183,333 shares vest on December 22, 2012; and options to purchase the remaining 183,333 shares vest on December 22, 2013. The Company used the Black-Scholes option pricing model to value the stock options. Included in the assumptions of this calculation, the Company used a risk-free rate of 0.91%, (based on the US Treasury note yield), five year maturity, volatility of 84.0% (based on the daily historical performance of a comparable Company’s stock), and a strike price of $0.36.

On March 7, 2012, the Company entered into an employment agreement with its Chief Financial Officer. As part of the agreement the Company granted to her under its 2010 Equity Compensation Plan incentive stock options to purchase an aggregate of 666,667 shares of the Company’s common stock at an exercise price of $0.15 , vesting as follows: options to purchase 166,667 shares vested on March 7, 2013, options to purchase an additional 166,667 shares vest on March 7, 2014; options to purchase an additional 166,667 shares vest on March 7, 2015; and options to purchase the remaining 166,666 shares vest on March 7, 2016.

		Weighted Average
	Options	Exercise Price	Fair Value
Outstanding at June 30, 2011	-	$-	$-
Granted	3,560,005	0.29	0.20
Expired	(56,666)	0.30	0.20
Outstanding at June 30, 2012	3,503,339	$0.29	$0.19
Outstanding and exerciseable at June 30, 2012	1,058,900	$0.31	$0.20

The Company used the Black-Scholes option pricing model to value the stock options. Included in the assumptions of this calculation were the following:

	For the Year Ended June 30,
	2012	2011
Expected volatility	84.0%
Risk-free interest rate	0.85-0.91%
Expected life in years	5.0
Assumed dividend yield	0%

The following information applies to options outstanding at June 30, 2012:

		Weighted
	Number of	Average
	Shares	Ramaining
Exercise	Underlying	Contractual	Number
Price	Options	Life	Exercisable
0.15	666,667	1.96	-
0.30	2,286,672	0.88	875,566
0.36	550,000	0.88	183,334

As of June 30, 2012, there were 12,000,000 shares of our common stock authorized to be issued under the 2010 Equity Compensation Plan, of which 8,163,327 shares of our common stock remain available for future grants.

The total intrinsic value of stock options granted for the years ending June 30, 2012 and 2011 was $0.  The total intrinsic value of stock options outstanding and exercisable as of June 30, 2012 and 2011 was $0.For the years ending June 30, 2012 and 2011, total stock-based compensation was 646,731 and $0, respectively, of which $326,731 and $0, respectively, represented the fair value of vested stock options. The value of stock based compensation expense not yet recognized pertaining to unvested options and stock grants was approximately $358,000 and $60,000, respectively, which will be recognized primarily over the next 1.5 and 0.5 years in the future, respectively.